Other Operating Income and Expenses_Details Of Other Operating Income And Expenses(Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)	[1],[2]	Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)
Revenue related to financial assets measured at fair value through other comprehensive income
Gain on redemption of financial assets measured at fair value through other comprehensive income	₩ 796				₩ 259
Gain on sale of financial assets measured at fair value through other comprehensive income	222,371				134,875
Sub-total	223,167				135,134
Financial assets at amortized cost
Gain on sale of loans at amortized cost	80,746				46,877
Sub-total	80,746				46,877
Revenue related to available-for-sale financial assets
Gain on redemption of available-for-sale financial assets							₩ 884
Gain on sale of available-for-sale financial assets							113,001
Sub-total							113,885
Revenue related to held-to-maturity financial assets
Gain on redemption of held-to-maturity financial assets							374
Sub-total							374
Gain on foreign exchange transactions	2,183,703				1,600,161		2,520,168
Dividend income	54,768				83,930		276,829
Others	321,244				260,709		325,745
Total other operating income	2,863,628				2,126,811		3,237,001
Expense on redemption of financial assets measured at fair value through other comprehensive income
Losses on redemption of financial assets measured at fair value through other comprehensive income	0				17
Losses on sale of financial assets measured at fair value through other comprehensive income	16,975				35,864
Sub-total	16,975				35,881
Financial assets at amortized cost
Loss on sale of loans at amortized cost	19,439				9,006
Sub-total	19,439				9,006
Expense related to available-for-sale financial assets
Loss on redemption of available-for-sale financial assets							1,403
Loss on sale of available-for-sale financial assets							174,543
Impairment on available-for-sale financial assets							47,917
Sub-total							223,863
Loss on foreign exchanges transactions	1,970,294				1,539,837		2,472,657
Others	1,920,244				1,672,123		1,442,371
Total other operating expenses	3,926,952				3,256,847		4,138,891
Net other operating expenses	₩ (1,063,324)	[1],[2]	$ (920,260)		₩ (1,130,036)	[2]	₩ (901,890)

[1]	The consolidated statement of comprehensive income for the year ended December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives for the years ended December 31, 2017 and 2018 has not been restated.
[2]	The consolidated statements of comprehensive income for the years ended December 31, 2018 and 2019 are prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.